UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/14

Item 1.  Reports to Stockholders.

Anchor Alternative Income Fund (AAIFX)

(formerly Highland Alternative Income Fund)

Annual Report

September 30, 2014

1-855-282-1100

www.graniteharborfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Anchor Alternative Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Anchor Alternative Income Fund

Annual Shareholder Report

September 30, 2014

It is my pleasure to present the annual report for the Anchor Alternative Income Fund for the year ended September 30, 2014. On behalf of the entire team at Anchor Capital I would like to thank you for your continued investment in the Alternative Income Fund, as well as welcome new shareholders.

Performance

For the year ending September 30, 2014 the Anchor Alternative Income Fund returned 2.65%. The fund’s benchmark the HFRX Absolute Return Index and the fund’s peer group, the Morningstar Non-Traditional Bond category returned 3.54% and 2.95% respectively.

A New Home for Anchor Alternative Income Fund

The most significant event of the past year for the Anchor Alternative Income Fund was a move to our new fund family, Granite Harbor Funds. Focused exclusively on liquid alternative mutual funds, we believe Granite Harbor Funds is an ideal fit for the Alternative Income Fund and our shareholders.

Market and Fund Performance Commentary

After several quarters of relative calm, volatility returned to fixed income markets the past year as Federal Reserve policy makers announced that it would end its monetary stimulus program in October 2014. Initiated in 2010, the Federal Reserve Large Asset Purchase Program, commonly referred to as “Quantitative Easing” (QE), was designed to calm nervous financial markets and stabilize prices. As a result of QE, fixed income markets have enjoyed nearly four years of relative calm, with only a few minor periods of volatility along the way. Now that QE is coming to an end, future interest rate policy is less certain and markets are returning to more realistic levels of volatility.

The affirmation to end QE in October sparked strong selling in the summer of 2014, creating a panicked, rush to the exits from bond investors, especially in High Yield Corporate Bonds. Both High Yield and Leveraged Loans experienced near record outflows in June and July.

Despite the strong declines in our asset class, the Alternative Income fund’s risk management strategy to use cash and short positions to hedge volatility performed well, keeping drawdowns well within our target objectives. While no investment strategy is perfect, we are pleased with the fund’s ability to identify the risks that were growing in late June and become defensive accordingly.

www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(949) 341-0000 main
(949) 341-0001 fax
1

We think the end of QE is a significant event. The market reaction this summer is just a precursor to much larger volatility in the coming quarters, an investment climate that should be well suited for the Anchor Alternative Income Fund.

Eric Leake

Chief Investment Officer

Anchor Capital Management Group, Inc

2503-NLD-11/26/2014

Definitions:

HFRX Absolute Return Index (HFRX ARI). The HFRX ARI is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charge.

Short: The sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value. Drawdown: The peak-to-trough decline during a specific record period of an investment

www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(949) 341-0000 main
(949) 341-0001 fax
2

Anchor Alternative Income Fund
Portfolio Review (Unaudited)
September 30, 2014

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures for the periods ending September 30, 2014, compared to its benchmark:

		Annualized
		Since
	One Year	Inception*

Anchor Alternative Income Fund	2.65%	0.26%
HFRX Absolute Return Index**	3.54%	2.27%

*	The Fund commenced operations on January 13, 2012.

**	The HFRX Absolute Return Index (“HFRX Index”) is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the HFRX Index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Individuals cannot invest directly in an index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Fund’s adviser waives and/or reimburses certain Fund fees or expenses. Absent that arrangement, performance shown would have been lower. For performance information current to the most recent month-end, please call 1-855-282-1100.

Per the fee table in the Fund’s January 27, 2014 prospectus, the Fund’s Total Annual Operating Expense Ratio is 4.52% without consideration of the fee waiver. After the fee waiver, the Fund’s Net Annual Operating Expense Ratio is 2.86%.

Portfolio Composition (Unaudited)
% of Net Assets
Mutual Funds - Debt	38.6%
Private Notes	9.1%
Closed-End Fund - Debt	2.0%
Exchange Traded Fund - Debt	(30.5)%
Cash and Other Assets/Liabilities	80.8%
100.0%

3

Anchor Alternative Income Fund
PORTFOLIO OF INVESTMENTS
September 30, 2014

Shares		Value
	MUTUAL FUNDS - 38.6%
	DEBT FUND - 38.6%
114,548	Ivy High Income Fund - Class I	$973,654
125,945	Lord Abbett High Yield Fund - Class I	987,405
55,478	T Rowe Price High Yield Fund - Investor Class	392,788
191,296	Rydex Inverse High Yield Strategy Fund - Class H *	4,000,000
	TOTAL MUTUAL FUNDS (Cost - $6,400,000)	6,353,847

	CLOSED-END FUND - 2.0%
	DEBT FUND - 2.0%
20,116	Prudential Short Duration High Yield Fund, Inc. ^	336,541
	TOTAL CLOSED-END FUND (Cost - $358,889)

Principal	PRIVATE NOTES - 9.1%
$1,500,000	Aequitas Commercial Finance, LLC, 12.00%, Due 3/9/15 ~(a)	1,500,000
	TOTAL PRIVATE NOTES (Cost - $1,500,000)

	TOTAL INVESTMENTS (Cost - $8,258,889) (b) - 49.7%	$8,190,388
	SECURITIES SOLD SHORT (Proceeds - $5,107,995) - (30.5)%	(5,022,500)
	CASH AND OTHER ASSETS LESS LIABILITIES - 80.8%	13,310,662
	NET ASSETS - 100.0%	$16,478,550

	SECURITIES SOLD SHORT - (30.5)%
Shares	EXCHANGE TRADED FUND - (30.5)%
	DEBT FUNDS - (30.5)%
(125,000)	SPDR Barclays High Yield Bond ETF	(5,022,500)
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,107,995)	$(5,022,500)

*	Non-Income producing security.

^	All or part of the security was held as collateral for securities sold short as of September 30, 2014.

~	Restricted securities. The aggregate value of such securities is 9.1% of net assets and they have been fair valued under procedures established by the Fund’s Board of Trustees. (See note 6)

(a)	Securities for which market quotations are not readily available. The aggregate value of such securities is $1,500,000 or 9.1% of net assets and they have been fair valued under procedures approved by the Fund’s Board of Trustees.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes (excluding short positions) is $8,308,872 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(118,484)
Net Unrealized Depreciation:	$(118,484)

See accompanying notes to financial statements.

4

Anchor Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2014

ASSETS
Investment securities:
At cost	$8,258,889
At value	$8,190,388
Cash	6,698,529
Restricted Cash	4,245,427
Cash at broker	9,842,029
Receivable for securities sold	1,128,691
Dividends and interest receivable	20,358
Receivable for Fund shares sold	98
Prepaid expenses	15,014
TOTAL ASSETS	30,140,534

LIABILITIES
Securities Sold Short (proceeds - $5,107,995)	5,022,500
Payable for investments purchased	8,599,075
Investment advisory fees payable	7,490
Fees payable to other affiliates	6,355
Distribution (12b-1) fees payable	3,760
Payable for Fund shares repurchased	704
Accrued expenses and other liabilities	22,100
TOTAL LIABILITIES	13,661,984
NET ASSETS	$16,478,550

Net Assets Consist Of:
Paid in capital	$17,574,553
Undistributed net investment income	92,293
Accumulated net realized loss from securities	(1,205,290)
Net unrealized appreciation on investments	16,994
NET ASSETS	$16,478,550
Investor Class*
Net Assets	$16,478,550
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,863,458
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$8.84

*	Effective January 27, 2014, Class Y shares were renamed Investor Class shares.

See accompanying notes to financial statements.

5

Anchor Alternative Income Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2014

INVESTMENT INCOME
Dividends	$630,904
Interest	9,761
TOTAL INVESTMENT INCOME	640,665

EXPENSES
Investment advisory fees	188,755
Legal fees	29,986
Distribution (12b-1) fees	26,884
Accounting services fees	25,554
Administrative services fees	18,677
Audit fees	16,814
Printing and postage expenses	15,056
Transfer agent fees	14,447
Registration fees	12,488
Compliance officer fees	11,050
Dividends and fees on securities sold short	28,234
Interest expense	50,032
Custodian fees	6,308
Trustees’ fees and expenses	2,370
Insurance expense	1,344
Other expenses	5,171
TOTAL EXPENSES	453,170
Fees waived by the Adviser and prior administrator	(121,822)

NET EXPENSES	331,348

NET INVESTMENT INCOME	309,317

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(217,959)
Short sales	89,870
Distributions of capital gains from underlying investment companies	384
Net change in unrealized appreciation (depreciation) on:
Investments	(63,167)
Short sales	80,199
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(110,673)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$198,644

See accompanying notes to financial statements.

6

Anchor Alternative Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013
FROM OPERATIONS:
Net investment income	$309,317	$392,780
Net realized loss from investments - including short sales	(128,089)	(401,776)
Distributions of capital gains from underlying investment companies	384	—
Net change in unrealized appreciation (depreciation) of investments -
including short sales	17,032	(138,612)
Net increase (decrease) in net assets resulting from operations	198,644	(147,608)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	(74,333)	(124,275)
Class C	(4,998)	(2,220)
Class R	(50,473)	(53,271)
Investor Class*	(196,664)	(243,025)
Net decrease in net assets from distributions to shareholders	(326,468)	(422,791)

FROM SHARES OF BENEFICIAL INTEREST :
Proceeds from shares sold
Class A	52,897	727,762
Class C	—	100,000
Class R	144,361	722,826
Investor Class*	18,355,183	2,428,020
Exchanges
Class A	(1,465,477)	—
Class C	(106,025)	—
Class R	(1,109,488)	—
Investor Class*	2,680,990	—
Reinvestment of dividends
Class A	56,759	96,187
Class C	4,998	2,220
Class R	15,262	14,550
Investor Class*	146,999	194,924
Payments for shares redeemed
Class A	(398,930)	(4,441,830)
Class C	(12,306)	(55,701)
Class R	(279,697)	(536,716)
Investor Class*	(8,181,728)	(6,330,364)
Redemption fees	—	4,081

Net increase (decrease) in net assets from shares of beneficial interest	9,903,798	(7,074,041)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,775,974	(7,644,440)

NET ASSETS
Beginning of Year	6,702,576	14,347,016
End of Year **	$16,478,550	$6,702,576
** Includes accumulated net investment income of:	$92,293	$81,210

*	On January 27, 2014, Class A, Class C and Class R shares were exchanged for shares of Class Y which was renamed Investor Class shares.

See accompanying notes to financial statements.

7

Anchor Alternative Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013
SHARE ACTIVITY
Class A
Shares sold	6,000	76,749
Shares exchanged	(166,342)	—
Shares reinvested	6,405	10,171
Shares redeemed	(44,728)	(465,910)
Net decrease in shares of beneficial interest outstanding	(198,665)	(378,990)

Class C
Shares sold	—	10,929
Shares exchanged	(12,021)	—
Shares reinvested	563	236
Shares redeemed	(1,385)	(5,881)
Net increase (decrease) in shares of beneficial interest outstanding	(12,843)	5,284

Class R
Shares sold	15,868	76,199
Shares exchanged	(125,792)	—
Shares reinvested	1,721	1,550
Shares redeemed	(30,615)	(57,331)
Net increase (decrease) in shares of beneficial interest outstanding	(138,818)	20,418

Investor Class*
Shares sold	2,076,475	253,238
Shares exchanged	303,968	—
Shares reinvested	16,564	20,676
Shares redeemed	(924,531)	(666,552)
Net increase (decrease) in shares of beneficial interest outstanding	1,472,476	(392,638)

*	On January 27, 2014, Class A, Class C and Class R shares were exchanged for shares of Class Y which was renamed Investor Class shares.

See accompanying notes to financial statements.

8

Anchor Alternative Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Year		Year		Period
	Ended		Ended		Ended
	September 30, 2014	(9)	September 30, 2013		September 30, 2012*

Net asset value, beginning of period	$9.04		$9.65		$10.00

Activity from investment operations:
Net investment income (1)	0.23		0.33		0.40
Net realized and unrealized gain (loss) on investments	0.01	(10)	(0.52)		(0.38)
Total from investment operations	0.24		(0.19)		0.02
Less distributions:
From net investment income	(0.44)		(0.42)		(0.37)
Total distributions	(0.44)		(0.42)		(0.37)
Paid-in capital from redemption fees	—		—	(7)	—	(7)
Net asset value, end of period	$8.84		$9.04		$9.65
Total return (2)	2.65%		(2.07)%		0.17	% (3)
Net assets, end of period (000s)	$16,479		$3,536		$7,562
Ratio of gross expenses to average net assets (5)	3.26	% (8)	3.38	% (11)	3.59	% (4)(11)
Ratio of net expenses to average net assets (5)	2.18	% (8)	2.32	% (11)	1.59	% (4)(11)
Ratio of net investment income to average net assets (5)(6)	2.58%		3.52%		5.64	% (4)
Portfolio turnover rate	1,125%		2,154%		1,081	% (3)

*	For the period January 13, 2012 (commencement of operations) through September 30, 2012.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.01.

(8)	Ratios of expenses to average net assets exclude dividends and interest expense on securities sold short of 0.27% and 0.48%, respectively, for the year ended September 30, 2014.

(9)	On January 27, 2014, Class A, Class C and Class R shares were exchanged for shares of Class Y which was renamed Investor Class shares.

(10)	The net realized and unrealized gain on investments per share does not accord with the net of the amounts reported in the statement of operations due to the timing of purchases and redemptions of the Fund shares during the year.

(11)	Ratios of expenses to average net assets excludes dividends and fees on securities sold short. Gross and net expense ratios would have been 4.16% and 3.11%, respectively, for Class Y in 2013, and 6.45% and 2.08%, respectively, for Class Y in 2012.

See accompanying notes to financial statements.

9

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2014

1.	ORGANIZATION

The Anchor Alternative Income Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund was organized to acquire all the assets of the Highland Alternative Income Fund (the Predecessor Fund”), a series of the Highland Funds II (the “Predecessor Company”) (the “Reorganization”). The Reorganization occurred on January 27, 2014. The Fund’s investment objective is to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation. The Predecessor Fund commenced operations on January 13, 2012. Prior to January 27, 2014, the Predecessor Fund offered four share classes to investors, Class A, Class C, Class R and Class Y shares. Class A shares were sold with a maximum front-end sales charge of 5.75% and through October 17, 2013 a redemption fee of 2.00% of proceeds was imposed on all share classes redeemed within two months of purchase. On January 27, 2014, Class A, Class C and Class R were exchanged for shares of Class Y which were renamed Investor Class shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETF’s, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

10

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or subadviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or subadviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

11

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,353,847	$—	$—	$6,353,847
Closed-End Fund	336,541	—	—	$336,541
Private Notes	—	—	1,500,000	$1,500,000
Total	$6,690,388	$—	$1,500,000	$8,190,388

Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Fund	$5,022,500	$—	$—	$5,022,500
Total	$5,022,500	$—	$—	$5,022,500

The Fund did not hold any Level 2 securities during the year.

There were no transfers between any Level during the year ended September 30, 2014. It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

12

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Private Notes
Beginning Balance	$—
Total realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Cost of purchases	1,500,000
Proceeds from sales	—
Net Transfers in/out of Level 3	—
Ending balance	$1,500,000

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 Private Note investments are (1) review of current assets held by the investment (2) review of the investment’s interest payments to verify that they continue to be received in a timely fashion (3) receipt of the investment’s most recent financial statements. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses,

13

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $102,538,482 and $101,629,173, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Genesis Capital LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

14

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.65% of the Fund’s average daily net assets. For the year ended September 30, 2014, the Fund incurred $188,755 of advisory fees of which $151,392 was paid to the Adviser and $37,363 was paid to Highland Capital Management Fund Advisors, LP (“Highland”). The Adviser manages a portion of the Fund’s portfolio directly and allocates the remaining balance of the Fund’s assets to its sub-adviser, Anchor Capital Management, Inc. (the “Sub-adviser”). The Adviser pays the sub-adviser a portion of its advisory fee. Prior to January 27, 2014, the Fund paid its previous investment adviser, Highland, a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.80% of the Fund’s average daily net assets.

Effective January 27, 2014, the Adviser has contractually agreed to waive all or part of its fees and/or make payments to limit Fund expenses (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, taxes, borrowing costs (such as interest and dividend expense on securities sold short) or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) at least until January 31, 2015 (the “Expense Limit”), so that the total annual operating expenses of the Fund does not exceed 2.25% of the Fund’s average daily net assets. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years following when such amounts were waived and/or reimbursed. During the year ended September 30, 2014, $98,569 was waived by the Adviser and subject to recoupment through September 30, 2017. Prior to January 27, 2014, Highland voluntarily waived $19,200 in advisory fees which are not subject to recoupment from the Fund and its administrator waived $4,053, which is not subject to recoupment.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay up to 0.25% of its average daily net assets to pay for certain distribution activities and shareholder services.. Prior to the Reorganization, each of the Fund’s Class A, Class C and Class R shares were authorized to pay up to 0.35%, 1.00% and 0.50%, respectively, in distribution and shareholder servicing fees under the Predecessor Plan’s 12b-1 Plan (the “Previous Plan”). For the year ended September 30, 2014, $1,864, $369, $1,870 and $22,781 were incurred under the Plan or the Previous Plan for Class A, Class C, Class R, and Investor Class (formerly class Y), respectively. The $22,781 was paid under the Plan subsequent to January 27, 2014 and $4,103 was paid under the Predecessor Plan.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

15

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2014	September 30, 2013
Ordinary Income	$326,468	$422,791

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$112,957	$—	$(793,665)	$(20,664)	$(361,642)	$(32,989)	$(1,096,003)

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized losses from security transactions is primarily attributable to the tax deferral of losses on wash sales. The difference between book basis undistributed net investment income and tax basis undistributed ordinary income is attributable to the unamortized portion of organizational expenses for tax purposes of $20,664.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $361,642.

At September 30, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$793,665	$—	$793,665	Non-Expiring

16

Anchor Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

Permanent book and tax differences, primarily attributable to tax adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassification for the year ended September 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$28,234	$(28,234)

6.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of September 30, 2014, the Fund was invested in the following restricted security:

	Initial
Security	Acquisition Date	Principal	Cost	Value	% of Net Assets
Aequitas Commercial Finance, LLC*	09/08/2014	$1,500,000	$1,500,000	$1,500,000	9.1%

*	Each security is subject to the Fund’s right to redemption upon 60 days’ notice and may be extended by the borrower in six month increments, if the Fund fails to give 60 days’ notice of their intention to redeem on the scheduled maturity date.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Anchor Alternative Income Fund (formerly, Highland Alternative Income Fund) and Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Anchor Alternative Income Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the “Fund”), including the portfolio of investments, as of September 30, 2014, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the year ended September 30, 2013 and the financial highlights for the period from January 13, 2012 (commencement of operations) through September 30, 2012 have been audited by other auditors, whose report dated November 25, 2013, expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014 by correspondence with the custodian and brokers and other parties. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Anchor Alternative Income Fund as of September 30, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

November 28, 2014

18

Anchor Alternative Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2014

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	98	Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	98	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	98	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z- Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000-2010).	98	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008- 2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

19

Anchor Alternative Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2014

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	98	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice- President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011)	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-282-1100.

20

Anchor Alternative Income Fund
EXPENSE EXAMPLES
September 30, 2014 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period* 4/1/14 - 9/30/14
Actual
Anchor Alternative Income Fund	$1,000.00	$1,006.70	2.68%	$13.48
Hypothetical
(5% return before expenses)
Anchor Alternative Income Fund	$1,000.00	$1,011.63	2.68%	$13.51

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended September 30, 2014 (183) divided by the number of days in the fiscal year (365).
21

Anchor Alternative Income Fund

OTHER INFORMATION

September 30, 2014 (Unaudited)

Change In Independent Registered Public Accounting Firm

As a result of the reorganization of the Highland Alternative Income Fund, a series of Highland Funds II (the Predecessor Fund), into a newly created series of Northern Lights Fund Trust (the “Trust”) at the close of business on January 24, 2014. KPMG LLP was dismissed as principal accountants for the Predecessor Fund on January 24, 2014. The Board of Trustees of the Trust, upon the recommendation of the Trust’s audit committee, selected BBD, LLP as principal accountants of the Anchor Alternative Income Fund.

During the two fiscal years ended September 30, 2013, and the subsequent interim period through January 24, 2014, there were no (1) disagreements with KPMG LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

The audit reports of KPMG LLP on the financial statements of the Predecessor Fund as of and for the fiscal years ended September 30, 2013 and 2012 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

22

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
23

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
24

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-282-1100 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-282-1100.

ADVISER
Genesis Capital LLC
7191 Wagner Way NW, Suite 302
Gig Harbor, WA 98335

SUB-ADVISER
Anchor Capital Management, Inc.
15 Enterprise, Suite 450
Aliso Viejo, CA 92656

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

  The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 - $16,500

2013 - $3,050

(b)

Audit-Related Fees

2014 - None

2013 - $1,075

(c)

Tax Fees

2014 – $ 2,000

2013 – $0

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - None

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

2013

Audit-Related Fees:

0.00%

100.00%

Tax Fees:

0.00%

100.00%

All Other Fees:

0.00%

100.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $ 2,000

2013 - $0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/9/14